Share capital and share-based compensation - Summary of RSU Activities (Details) - Restricted share units	12 Months Ended
	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares	716,763	87,084
Granted (in shares) | shares	1,703,966	1,021,955
Number of other equity instruments exercised (in shares) | shares	(317,619)	(392,276)
Forfeited (in shares) | shares	(55,073)	0
Ending balance (in shares) | shares	2,048,037	716,763
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average share price, beginning balance (in dollars per share) | $ / shares	$ 10.93	$ 1.07
Granted (in dollars per share) | $ / shares	8.38	8.29
Exercised (in dollars per share) | $ / shares	11.22	1.87
Forfeited (in dollars per share) | $ / shares	9.98	0
Weighted average share price, ending balance (in dollars per share) | $ / shares	$ 8.79	$ 10.93